Operating Segment Results (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment
The following table summarizes segment results for the year ended December 31, 2024:

Year Ended December 31, 2024	Keystone Pipeline System	Marketing	Intra-Alberta & Other	Total
U.S.$ millions
Capacity arrangements and transportation	1,638	—	24	1,662
Marketing activities	—	453	—	453
Other revenues	5	—	—	5
Segment revenues [1]	1,643	453	24	2,120

Income from equity investments	10	—	39	49
Plant operating costs and other	(624)	(73)	(41)	(738)
Commodity purchases resold	—	(376)	—	(376)
Other segment expenses [2]	(1)	8	29	36
Segment normalized EBITDA	1,028	12	51	1,091

Reconciliation to consolidated net income before income taxes
Interest expense [3]	(1)	(1)	(386)	(388)
Depreciation and amortization	(238)	—	(8)	(246)
Interest income and other	3	3	6	12
Normalizing items [4]	(14)	(8)	(29)	(51)
Income (loss) before income taxes	778	6	(366)	418

Plant, property and equipment	7,960	6	240	8,206
Equity investments	104	—	628	732
Other [5]	131	22	40	193
Segment long-term assets	8,195	28	908	9,131
Capital expenditures [6]	35	—	106	141
1.The CODM reviews segment normalized EBITDA with intersegment transactions between entities eliminated. During the year ended December 31, 2024, the Marketing segment transacted with the Keystone Pipeline System resulting in $152 million of intercompany revenue in Keystone Pipeline System with an offsetting expense in Marketing. These transactions are eliminated in segment normalized EBITDA reported to the CODM.
2.Other segment items for all segments include normalizing items which are not representative of the segments' core operations and adjusted out of segment normalized EBITDA. These include other expenses per the consolidated statements of income, impairment charges, unrealized gains (losses) on derivatives, adjustments relating to variable toll disputes, gains on asset sales, and separation costs associated with the Spinoff.
3.Interest expense is associated with the Company's long-term debt recorded in entities within the Intra-Alberta & Other segment. These amounts are not allocated to other segments.
4.Normalizing items are added back to normalized EBITDA to reconcile to consolidated income before income taxes.
5.Includes deferred tax assets.
6.Capital expenditures for additions to long-lived assets include non-cash accruals.
The following table summarizes segment results for the year ended December 31, 2023:

Year Ended December 31, 2023	Keystone Pipeline System	Marketing	Intra-Alberta & Other	Total
U.S.$ millions
Capacity arrangements and transportation	1,551	—	17	1,568
Marketing activities	—	432	—	432
Other revenues	5	—	—	5
Segment revenues [1]	1,556	432	17	2,005

Income from equity investments	10	—	40	50
Plant operating costs and other	(637)	(64)	(9)	(710)
Commodity purchases resold	—	(351)	—	(351)
Other segment items [2]	52	25	3	80
Segment normalized EBITDA	981	42	51	1,074

Reconciliation to consolidated net income before income taxes
Interest expense [3]	(7)	(2)	(211)	(220)
Depreciation and amortization	(239)	—	(5)	(244)
Interest income and other	4	4	24	32
Other normalizing items [4]	(52)	(25)	(3)	(80)
Income (loss) before income taxes	687	19	(144)	562

Plant, property and equipment	8,283	10	135	8,428
Equity investments	108	—	705	813
Other	112	29	36	177
Segment long-term assets	8,503	39	876	9,418
Capital expenditures [5]	40	1	6	47
1.The CODM reviews segment normalized EBITDA with intersegment transactions between entities eliminated. During the year ended December 31, 2023, the Marketing segment transacted with the Keystone Pipeline System resulting in $140 million of intercompany revenue in Keystone Pipeline System with an offsetting expense in Marketing. These transactions are eliminated in segment information reported to the CODM.
2.Other segment items for all segments include normalizing expenses which are not representative of the segments' core operations. These include asset impairment charges, settlements, unrealized gains (losses) on derivatives, adjustments relating to variable toll disputes, gains on asset sales, and separation costs associated with the Spinoff.
3.Interest expense is associated with the Company's long-term debt recorded in entities within the Intra-Alberta & Other segment. These amounts are not allocated to other segments.
4.Other normalizing items are added back to reconcile to consolidated income before income taxes.
5.Capital expenditures for additions to long-lived assets exclude non-cash accruals.

Revenue from External Customers by Geographic Areas	The following tables summarize South Bow's revenues and plant, property and equipment by country:

	Year Ended December 31,
U.S.$ millions	2024	2023
U.S.	1,675	1,557
Canada - export	427	431
Canada - domestic	18	17
Total revenues by country	2,120	2,005

Schedule of Long-Lived Assets by Country

	As at December 31,
U.S.$ millions	2024	2023
U.S.	6,640	6,800
Canada	1,566	1,628
Plant, property and equipment by country	8,206	8,428